Vanguard Consumer Discretionary Index Fund | ETF
Risk/Return
Investment Objective
Vanguard Consumer Discretionary Index Fund seeks to track the performance of a benchmark index that measures the investment return of consumer discretionary stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Consumer Discretionary Index Fund ETF) Vanguard Consumer Discretionary Index Fund	Vanguard Consumer Discretionary Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Consumer Discretionary Index Fund ETF) Vanguard Consumer Discretionary Index Fund	Vanguard Consumer Discretionary Index Fund - ETF Shares
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in Consumer Discretionary ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Consumer Discretionary ETF. This example assumes that Consumer Discretionary ETF Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Consumer Discretionary Index Fund ETF) Vanguard Consumer Discretionary Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Consumer Discretionary Index Fund - ETF Shares	19	61	107	243

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Consumer Discretionary 25/50, an index made up of stocks of large, medium-size, and small U.S. companies within the consumer discretionary sector, as classified under the Global Industry Classification Standard (GICS). The GICS consumer discretionary sector is made up of those manufacturing and service industries that tend to be the most sensitive to economic cycles. Its manufacturing segment includes the following industries: automotive, household durable goods, textiles and apparel, and leisure equipment. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the consumer discretionary sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the consumer discretionary sector could be affected by, among other things, overall economic conditions, interest rates, consumer confidence, and disposable income.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Consumer Discretionary ETF Shares are listed for trading on NYSE Arca and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of a Consumer Discretionary ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV vary significantly. Thus, you may pay more or less than NAV when you buy Consumer Discretionary ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Consumer Discretionary ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Consumer Discretionary ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Consumer Discretionary ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Consumer Discretionary Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -7.78%

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.04% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -25.41% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Consumer Discretionary Index Fund ETF) Vanguard Consumer Discretionary Index Fund	One Year	Five Years	Since Inception
Vanguard Consumer Discretionary Index Fund - ETF Shares	30.57%	4.10%	3.82%
Vanguard Consumer Discretionary Index Fund - ETF Shares Return After Taxes on Distributions	30.38%	3.92%	3.66%
Vanguard Consumer Discretionary Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	20.13%	3.48%	3.27%
Vanguard Consumer Discretionary Index Fund - ETF Shares Based on Market Value	30.62%	4.10%	3.83%
Vanguard Consumer Discretionary Index Fund - ETF Shares MSCI US IMI Consumer Discretionary	30.87%	4.24%	3.95%
Vanguard Consumer Discretionary Index Fund - ETF Shares MSCI US IMI Consumer Discretionary 25 50	none	none
Vanguard Consumer Discretionary Index Fund - ETF Shares Spliced US IMI Consumer Discretionary 25 50	30.87%	4.24%	3.98%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Consumer Discretionary Index Fund | Retail
Risk/Return
Investment Objective
Vanguard Consumer Discretionary Index Fund seeks to track the performance of a benchmark index that measures the investment return of consumer discretionary stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Consumer Discretionary Index Fund Retail) Vanguard Consumer Discretionary Index Fund (USD $)	Vanguard Consumer Discretionary Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Consumer Discretionary Index Fund Retail) Vanguard Consumer Discretionary Index Fund	Vanguard Consumer Discretionary Index Fund - Admiral Shares
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Consumer Discretionary Index Fund Retail) Vanguard Consumer Discretionary Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Consumer Discretionary Index Fund - Admiral Shares	19	61	107	243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Consumer Discretionary 25/50, an index made up of stocks of large, medium-size, and small U.S. companies within the consumer discretionary sector, as classified under the Global Industry Classification Standard (GICS). The GICS consumer discretionary sector is made up of those manufacturing and service industries that tend to be the most sensitive to economic cycles. Its manufacturing segment includes the following industries: automotive, household durable goods, textiles and apparel, and leisure equipment. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the consumer discretionary sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the consumer discretionary sector could be affected by, among other things, overall economic conditions, interest rates, consumer confidence, and disposable income.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Consumer Discretionary Index Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -7.80%

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.06% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -25.39% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Consumer Discretionary Index Fund Retail) Vanguard Consumer Discretionary Index Fund	One Year	Five Years	Since Inception
Vanguard Consumer Discretionary Index Fund - Admiral Shares	30.60%	4.07%	3.05%
Vanguard Consumer Discretionary Index Fund - Admiral Shares Return After Taxes on Distributions	30.40%	3.89%	2.87%
Vanguard Consumer Discretionary Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	20.15%	3.46%	2.58%
Vanguard Consumer Discretionary Index Fund - Admiral Shares MSCI US IMI Consumer Discretionary	30.87%	4.24%	3.20%
Vanguard Consumer Discretionary Index Fund - Admiral Shares MSCI US IMI Consumer Discretionary 25 50	none	none
Vanguard Consumer Discretionary Index Fund - Admiral Shares Spliced US IMI Consumer Discretionary 25 50	30.87%	4.24%	3.21%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Consumer Staples Index Fund | ETF
Risk/Return
Investment Objective
Vanguard Consumer Staples Index Fund seeks to track the performance of a benchmark index that measures the investment return of consumer staples stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Consumer Staples Index Fund ETF) Vanguard Consumer Staples Index Fund	Vanguard Consumer Staples Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Consumer Staples Index Fund ETF) Vanguard Consumer Staples Index Fund	Vanguard Consumer Staples Index Fund - ETF Shares
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in Consumer Staples ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Consumer Staples ETF. This example assumes that Consumer Staples ETF Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Consumer Staples Index Fund ETF) Vanguard Consumer Staples Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Consumer Staples Index Fund - ETF Shares	19	61	107	243

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Consumer Staples 25/50, an index made up of stocks of large, medium-size, and small U.S. companies within the consumer staples sector, as classified under the Global Industry Classification Standard (GICS). The GICS consumer staples sector is made up of companies whose businesses are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages, and tobacco, as well as producers of nondurable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer supercenters.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the consumer staples sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the consumer staples sector could be affected by, among other things, consumer tastes, government regulation, marketing, and consumer confidence.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Consumer Staples ETF Shares are listed for trading on NYSE Arca and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of a Consumer Staples ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV vary significantly. Thus, you may pay more or less than NAV when you buy Consumer Staples ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Consumer Staples ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Consumer Staples ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Consumer Staples ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Consumer Staples Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was 3.83%

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.50% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -13.15% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Consumer Staples Index Fund ETF) Vanguard Consumer Staples Index Fund	One Year	Five Years	Since Inception
Vanguard Consumer Staples Index Fund - ETF Shares	14.44%	7.77%	7.51%
Vanguard Consumer Staples Index Fund - ETF Shares Return After Taxes on Distributions	14.01%	7.44%	7.18%
Vanguard Consumer Staples Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	9.97%	6.70%	6.51%
Vanguard Consumer Staples Index Fund - ETF Shares Based on Market Value	14.54%	7.78%	7.52%
Vanguard Consumer Staples Index Fund - ETF Shares MSCI US IMI Consumer Staples	14.47%	7.70%	7.43%
Vanguard Consumer Staples Index Fund - ETF Shares MSCI US IMI Consumer Staples 25 50	none	none
Vanguard Consumer Staples Index Fund - ETF Shares Spliced US IMI Consumer Staples 25 50	14.56%	7.72%	7.45%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Consumer Staples Index Fund | Retail
Risk/Return
Investment Objective
Vanguard Consumer Staples Index Fund seeks to track the performance of a benchmark index that measures the investment return of consumer staples stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Consumer Staples Index Fund Retail) Vanguard Consumer Staples Index Fund (USD $)	Vanguard Consumer Staples Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Consumer Staples Index Fund Retail) Vanguard Consumer Staples Index Fund	Vanguard Consumer Staples Index Fund - Admiral Shares
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Consumer Staples Index Fund Retail) Vanguard Consumer Staples Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Consumer Staples Index Fund - Admiral Shares	19	61	107	243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Consumer Staples 25/50, an index made up of stocks of large, medium-size, and small U.S. companies within the consumer staples sector, as classified under the Global Industry Classification Standard (GICS). The GICS consumer staples sector is made up of companies whose businesses are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages, and tobacco, as well as producers of nondurable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer supercenters.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the consumer staples sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the consumer staples sector could be affected by, among other things, consumer tastes, government regulation, marketing, and consumer confidence.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Consumer Staples Index Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was 3.84%

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.49% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -13.18% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Consumer Staples Index Fund Retail) Vanguard Consumer Staples Index Fund	One Year	Five Years	Since Inception
Vanguard Consumer Staples Index Fund - Admiral Shares	14.43%	7.74%	7.56%
Vanguard Consumer Staples Index Fund - Admiral Shares Return After Taxes on Distributions	13.99%	7.41%	7.24%
Vanguard Consumer Staples Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	9.97%	6.67%	6.55%
Vanguard Consumer Staples Index Fund - Admiral Shares MSCI US IMI Consumer Staples	14.47%	7.70%	7.51%
Vanguard Consumer Staples Index Fund - Admiral Shares MSCI US IMI Consumer Staples 25 50	none	none
Vanguard Consumer Staples Index Fund - Admiral Shares Spliced US IMI Consumer Staples 25 50	14.56%	7.72%	7.53%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Energy Index Fund | ETF
Risk/Return
Investment Objective
Vanguard Energy Index Fund seeks to track the performance of a benchmark index that measures the investment return of energy stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Energy Index Fund ETF) Vanguard Energy Index Fund	Vanguard Energy Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Energy Index Fund ETF) Vanguard Energy Index Fund	Vanguard Energy Index Fund - ETF Shares
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in Energy ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Energy ETF. This example assumes that Energy ETF Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table . The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Energy Index Fund ETF) Vanguard Energy Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Energy Index Fund - ETF Shares	19	61	107	243

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/ Energy 25/50, an index made up of stocks of large, medium-size, and small U.S. companies within the energy sector, as classified under the Global Industry Classification Standard (GICS). The GICS energy sector is made up of companies whose businesses are dominated by either of the following activities: the construction or provision of oil rigs, drilling equipment, and other energy-related equipment and services (such as seismic data collection); or companies engaged in the exploration, production, marketing, refining, and/or transportation of oil and gas products.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the energy sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the energy sector could be affected by, among other things, geopolitical events, government regulation, economic cycles, and fuel prices.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Energy ETF Shares are listed for trading on NYSE Arca and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of an Energy ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV vary significantly. Thus, you may pay more or less than NAV when you buy Energy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Energy ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Energy ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Energy ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Energy Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -13.41%

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.97% (quarter ended December 31, 2010 ), and the lowest return for a quarter was -27.62% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Energy Index Fund ETF) Vanguard Energy Index Fund	One Year	Five Years	Since Inception
Vanguard Energy Index Fund - ETF Shares	21.09%	8.05%	13.30%
Vanguard Energy Index Fund - ETF Shares Return After Taxes on Distributions	20.86%	7.84%	13.09%
Vanguard Energy Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	14.01%	6.96%	11.73%
Vanguard Energy Index Fund - ETF Shares Based on Market Value	21.18%	8.05%	13.31%
Vanguard Energy Index Fund - ETF Shares MSCI US IMI Energy	21.02%	8.20%	12.93%
Vanguard Energy Index Fund - ETF Shares MSCI US IMI Energy 25 50	none	none
Vanguard Energy Index Fund - ETF Shares Spliced US IMI Energy 25 50	21.24%	8.24%	13.01%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Energy Index Fund | Retail
Risk/Return
Investment Objective
Vanguard Energy Index Fund seeks to track the performance of a benchmark index that measures the investment return of energy stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Energy Index Fund Retail) Vanguard Energy Index Fund (USD $)	Vanguard Energy Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Energy Index Fund Retail) Vanguard Energy Index Fund	Vanguard Energy Index Fund - Admiral Shares
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Energy Index Fund Retail) Vanguard Energy Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Energy Index Fund - Admiral Shares	19	61	107	243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/ Energy 25/50, an index made up of stocks of large, medium-size, and small U.S. companies within the energy sector, as classified under the Global Industry Classification Standard (GICS). The GICS energy sector is made up of companies whose businesses are dominated by either of the following activities: the construction or provision of oil rigs, drilling equipment, and other energy-related equipment and services (such as seismic data collection); or companies engaged in the exploration, production, marketing, refining, and/or transportation of oil and gas products.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the energy sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the energy sector could be affected by, among other things, geopolitical events, government regulation, economic cycles, and fuel prices.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Energy Index Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -13.40%

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.95% (quarter ended December 31, 2010 ), and the lowest return for a quarter was -27.64% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Energy Index Fund Retail) Vanguard Energy Index Fund	One Year	Five Years	Since Inception
Vanguard Energy Index Fund - Admiral Shares	21.10%	8.02%	12.35%
Vanguard Energy Index Fund - Admiral Shares Return After Taxes on Distributions	20.87%	7.82%	12.15%
Vanguard Energy Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	14.02%	6.94%	10.87%
Vanguard Energy Index Fund - Admiral Shares MSCI US IMI Energy	21.02%	8.20%	12.07%
Vanguard Energy Index Fund - Admiral Shares MSCI US IMI Energy 25 50	none	none
Vanguard Energy Index Fund - Admiral Shares Spliced US IMI Energy 25 50	21.24%	8.24%	12.04%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Extended Duration Treasury Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of an index of extended-duration zero-coupon U.S. Treasury securities.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Extended Duration Treasury Index Fund ETF) Vanguard Extended Duration Treasury Index Fund	Vanguard Extended Duration Treasury Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Extended Duration Treasury Index Fund ETF) Vanguard Extended Duration Treasury Index Fund	Vanguard Extended Duration Treasury Index Fund - ETF Shares
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.13%

Example

The following example is intended to help you compare the cost of investing in Extended Duration Treasury ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Extended Duration Treasury ETF. This example assumes that Extended Duration Treasury ETF Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Extended Duration Treasury Index Fund ETF) Vanguard Extended Duration Treasury Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Extended Duration Treasury Index Fund - ETF Shares	13	42	73	166

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the Barclays Capital U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index. This Index includes zero-coupon U.S. Treasury securities (Treasury STRIPS) with maturities ranging from 20 to 30 years. A Treasury STRIP represents a single coupon payment, or a single principal payment, from a U.S. Treasury security that has been 'stripped' into separately tradable components.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors, including duration and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in U.S. Treasury securities held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 20 and 30 years. The Fund is expected to have a duration that is greater than 20 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk is expected to be extremely high for the Fund because it invests primarily in zero-coupon long-term bonds, which have prices that are even more sensitive to interest rate changes than are coupon-bearing bonds of similar maturity. Because the Fund invests primarily in Treasury STRIPS with maturities ranging from 20 to 30 years, rising interest rates may cause the value of the Fund's investments to decline significantly.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Extended Duration Treasury ETF Shares are listed for trading on NYSE Arca and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of an Extended Duration Treasury ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Extended Duration Treasury ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Extended Duration Treasury ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Extended Duration Treasury ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Extended Duration Treasury ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Extended Duration Treasury Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was 52.77%

During the periods shown in the bar chart, the highest return for a calendar quarter was 48.49% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -20.01% (quarter ended March 31, 2009 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Extended Duration Treasury Index Fund ETF) Vanguard Extended Duration Treasury Index Fund	One Year	Since Inception
Vanguard Extended Duration Treasury Index Fund - ETF Shares	10.27%	2.90%
Vanguard Extended Duration Treasury Index Fund - ETF Shares Return After Taxes on Distributions	8.58%	0.02%
Vanguard Extended Duration Treasury Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	6.73%	0.81%
Vanguard Extended Duration Treasury Index Fund - ETF Shares Based on Market Value	9.93%	2.87%
Vanguard Extended Duration Treasury Index Fund - ETF Shares Barclays Capital U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index	10.66%	3.53%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Extended Duration Treasury Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of an index of extended-duration zero-coupon U.S. Treasury securities.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Extended Duration Treasury Index Fund Institutional) Vanguard Extended Duration Treasury Index Fund	Vanguard Extended Duration Treasury Index Fund - Institutional Shares	Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	0.25%	0.25%
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Extended Duration Treasury Index Fund Institutional) Vanguard Extended Duration Treasury Index Fund	Vanguard Extended Duration Treasury Index Fund - Institutional Shares	Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares
Management Expenses	0.07%	0.04%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.11%	0.08%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Extended Duration Treasury Index Fund Institutional) Vanguard Extended Duration Treasury Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Extended Duration Treasury Index Fund - Institutional Shares	36	60	87	166
Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares	33	51	70	127

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the Barclays Capital U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index. This Index includes zero-coupon U.S. Treasury securities (Treasury STRIPS) with maturities ranging from 20 to 30 years. A Treasury STRIP represents a single coupon payment, or a single principal payment, from a U.S. Treasury security that has been 'stripped' into separately tradable components.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors, including duration and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in U.S. Treasury securities held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 20 and 30 years. The Fund is expected to have a duration that is greater than 20 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk is expected to be extremely high for the Fund because it invests primarily in zero-coupon long-term bonds, which have prices that are even more sensitive to interest rate changes than are coupon-bearing bonds of similar maturity. Because the Fund invests primarily in Treasury STRIPS with maturities ranging from 20 to 30 years, rising interest rates may cause the value of the Fund's investments to decline significantly.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Extended Duration Treasury Index Fund Institutional Shares

1 If applicable shareholder fees were reflected, returns would be less that those shown. The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was 52.77%

During the periods shown in the bar chart, the highest return for a calendar quarter was 48.51% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -20.01% (quarter ended March 31, 2009 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Extended Duration Treasury Index Fund Institutional) Vanguard Extended Duration Treasury Index Fund	One Year	Since Inception
Vanguard Extended Duration Treasury Index Fund - Institutional Shares	10.01%	2.20%
Vanguard Extended Duration Treasury Index Fund - Institutional Shares Return After Taxes on Distributions	8.33%	(0.63%)
Vanguard Extended Duration Treasury Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	6.57%	0.25%
Vanguard Extended Duration Treasury Index Fund - Institutional Shares Barclays Capital U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index	10.66%	2.74%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Financials Index Fund | ETF
Risk/Return
Investment Objective
Vanguard Financials Index Fund seeks to track the performance of a benchmark index that measures the investment return of financial stocks.
Fees and Expenses
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Financials Index Fund ETF) Vanguard Financials Index Fund	Vanguard Financials Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Financials Index Fund ETF) Vanguard Financials Index Fund	Vanguard Financials Index Fund - ETF Shares
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.23%

Example

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

The following example is intended to help you compare the cost of investing in Financials ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Financials ETF. This example assumes that Financials ETF Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Financials Index Fund ETF) Vanguard Financials Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Financials Index Fund - ETF Shares	24	74	130	293

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Financials 25/50, an index made up of stocks of large, medium-size, and small U.S. companies within the financials sector, as classified under the Global Industry Classification Standard (GICS). The GICS financials sector is made up of companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment, and real estate (including REITs).

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the financials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the financials sector could be affected by, among other things, government regulation, interest rates, cost of capital funds, credit losses, and financial markets.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Financials ETF Shares are listed for trading on NYSE Arca and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of a Financials ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV vary significantly. Thus, you may pay more or less than NAV when you buy Financials ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Financials ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Financials ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Financials ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Financials Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -23.36%

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.84% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -33.25% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Financials Index Fund ETF) Vanguard Financials Index Fund	One Year	Five Years	Since Inception
Vanguard Financials Index Fund - ETF Shares	14.74%	(7.96%)	(3.86%)
Vanguard Financials Index Fund - ETF Shares Return After Taxes on Distributions	14.42%	(8.36%)	(4.26%)
Vanguard Financials Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	9.79%	(6.60%)	(3.22%)
Vanguard Financials Index Fund - ETF Shares Based on Market Value	14.77%	(7.97%)	(3.85%)
Vanguard Financials Index Fund - ETF Shares MSCI US IMI Financials	14.87%	(7.96%)	(3.96%)
Vanguard Financials Index Fund - ETF Shares MSCI US IMI Financials 25 50	none	none
Vanguard Financials Index Fund - ETF Shares Spliced US IMI Financials 25 50	14.87%	(7.96%)	(3.80%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Financials Index Fund | Retail
Risk/Return
Investment Objective
Vanguard Financials Index Fund seeks to track the performance of a benchmark index that measures the investment return of financial stocks.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Financials Index Fund Retail) Vanguard Financials Index Fund (USD $)	Vanguard Financials Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Financials Index Fund Retail) Vanguard Financials Index Fund	Vanguard Financials Index Fund - Admiral Shares
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.23%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Financials Index Fund Retail) Vanguard Financials Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Financials Index Fund - Admiral Shares	24	74	130	293

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Financials 25/50, an index made up of stocks of large, medium-size, and small U.S. companies within the financials sector, as classified under the Global Industry Classification Standard (GICS). The GICS financials sector is made up of companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment, and real estate (including REITs).

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the financials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the financials sector could be affected by, among other things, government regulation, interest rates, cost of capital funds, credit losses, and financial markets.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Financials Index Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -23.37%

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.92% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -33.25% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Financials Index Fund Retail) Vanguard Financials Index Fund	One Year	Five Years	Since Inception
Vanguard Financials Index Fund - Admiral Shares	14.79%	(7.99%)	(3.66%)
Vanguard Financials Index Fund - Admiral Shares Return After Taxes on Distributions	14.47%	(8.38%)	(4.06%)
Vanguard Financials Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	9.83%	(6.62%)	(3.06%)
Vanguard Financials Index Fund - Admiral Shares MSCI US IMI Financials	14.87%	(7.96%)	(3.74%)
Vanguard Financials Index Fund - Admiral Shares MSCI US IMI Financials 25 50	none	none
Vanguard Financials Index Fund - Admiral Shares Spliced US IMI Financials 25 50	14.87%	(7.96%)	(3.58%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard FTSE Social Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard FTSE Social Index Fund Institutional) Vanguard FTSE Social Index Fund	Vanguard FTSE Social Index Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard FTSE Social Index Fund Institutional) Vanguard FTSE Social Index Fund	Vanguard FTSE Social Index Fund - Institutional Shares
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.16%

Example

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard FTSE Social Index Fund Institutional) Vanguard FTSE Social Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard FTSE Social Index Fund - Institutional Shares	16	52	90	205

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE4Good US Select Index. The Index is composed primarily of large- and mid-cap stocks that have been screened for certain social and environmental criteria by the Index sponsor, which is independent of Vanguard. The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the fund to underperform the overall stock market.

Investment style risk, which is the chance that the stocks selected for the FTSE4Good US Select Index will, in the aggregate, trail returns of other mutual funds screened with similar criteria, of other asset classes, or of the overall stock market. Historically, mid-cap stocks, which make up part of the Index, have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard FTSE Social Index Fund Institutional Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -9.26%

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.09% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.03% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard FTSE Social Index Fund Institutional) Vanguard FTSE Social Index Fund	One Year	Five Years	Since Inception
Vanguard FTSE Social Index Fund - Institutional Shares	14.58%	(0.18%)	4.01%
Vanguard FTSE Social Index Fund - Institutional Shares Return After Taxes on Distributions	14.42%	(0.41%)	3.78%
Vanguard FTSE Social Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	9.68%	(0.17%)	3.46%
Vanguard FTSE Social Index Fund - Institutional Shares Dow Jones U.S. Total Stock Market Index	17.70%	3.17%	7.26%
Vanguard FTSE Social Index Fund - Institutional Shares FTSE4Good US Select Index	14.70%	(0.14%)
Vanguard FTSE Social Index Fund - Institutional Shares Spliced Social Index	14.70%	(0.14%)	4.07%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard FTSE Social Index Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard FTSE Social Index Fund Participant) Vanguard FTSE Social Index Fund	Vanguard FTSE Social Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard FTSE Social Index Fund Participant) Vanguard FTSE Social Index Fund	Vanguard FTSE Social Index Fund - Investor Shares
Management Expenses	0.25%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.29%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard FTSE Social Index Fund Participant) Vanguard FTSE Social Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard FTSE Social Index Fund - Investor Shares	30	93	163	368

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE4Good US Select Index. The Index is composed primarily of large- and mid-cap stocks that have been screened for certain social and environmental criteria by the Index sponsor, which is independent of Vanguard. The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the fund to underperform the overall stock market.

Investment style risk, which is the chance that the stocks selected for the FTSE4Good US Select Index will, in the aggregate, trail returns of other mutual funds screened with similar criteria, of other asset classes, or of the overall stock market. Historically, mid-cap stocks, which make up part of the Index, have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard FTSE Social Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -9.39%

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.09% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.09% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard FTSE Social Index Fund Participant) Vanguard FTSE Social Index Fund	One Year	Five Years	Ten Years
Vanguard FTSE Social Index Fund - Investor Shares	14.43%	(0.32%)	(0.60%)
Vanguard FTSE Social Index Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	17.70%	3.17%	2.64%
Vanguard FTSE Social Index Fund - Investor Shares FTSE4Good US Select Index	14.70%	(0.14%)	none
Vanguard FTSE Social Index Fund - Investor Shares Spliced Social Index	14.70%	(0.14%)	(0.39%)

Vanguard FTSE Social Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard FTSE Social Index Fund Retail) Vanguard FTSE Social Index Fund (USD $)	Vanguard FTSE Social Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard FTSE Social Index Fund Retail) Vanguard FTSE Social Index Fund	Vanguard FTSE Social Index Fund - Investor Shares
Management Expenses	0.25%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.29%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard FTSE Social Index Fund Retail) Vanguard FTSE Social Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard FTSE Social Index Fund - Investor Shares	30	93	163	368

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE4Good US Select Index. The Index is composed primarily of large- and mid-cap stocks that have been screened for certain social and environmental criteria by the Index sponsor, which is independent of Vanguard. The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the fund to underperform the overall stock market.

Investment style risk, which is the chance that the stocks selected for the FTSE4Good US Select Index will, in the aggregate, trail returns of other mutual funds screened with similar criteria, of other asset classes, or of the overall stock market. Historically, mid-cap stocks, which make up part of the Index, have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard FTSE Social Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -9.39%

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.09% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.09% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard FTSE Social Index Fund Retail) Vanguard FTSE Social Index Fund	One Year	Five Years	Ten Years
Vanguard FTSE Social Index Fund - Investor Shares	14.43%	(0.32%)	(0.60%)
Vanguard FTSE Social Index Fund - Investor Shares Return After Taxes on Distributions	14.29%	(0.53%)	(0.82%)
Vanguard FTSE Social Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	9.56%	(0.29%)	(0.56%)
Vanguard FTSE Social Index Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	17.70%	3.17%	2.64%
Vanguard FTSE Social Index Fund - Investor Shares FTSE4Good US Select Index	14.70%	(0.14%)	none
Vanguard FTSE Social Index Fund - Investor Shares Spliced Social Index	14.70%	(0.14%)	(0.39%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Health Care Index Fund | ETF
Risk/Return
Investment Objective
Vanguard Health Care Index Fund seeks to track the performance of a benchmark index that measures the investment return of health care stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Health Care Index Fund ETF) Vanguard Health Care Index Fund	Vanguard Health Care Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Health Care Index Fund ETF) Vanguard Health Care Index Fund	Vanguard Health Care Index Fund - ETF Shares
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in Health Care ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Health Care ETF. This example assumes that Health Care ETF Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Health Care Index Fund ETF) Vanguard Health Care Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Health Care Index Fund - ETF Shares	19	61	107	243

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Health Care 25/50, an index made up of stocks of large, medium-size, and small U.S. companies within the health care sector, as classified under the Global Industry Classification Standard (GICS). The GICS health care sector is made up of two main industry groups. The first group includes companies that manufacture health care equipment and supplies or provide health care-related services (such as distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations). The second group includes companies primarily involved in the research, development, production, and marketing of pharmaceuticals and biotechnology products.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the health care sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the health care sector could be affected by, among other things, patent protection, government regulation, research and development costs, litigation, and competitive forces.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Health Care ETF Shares are listed for trading on NYSE Arca and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of a Health Care ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV vary significantly. Thus, you may pay more or less than NAV when you buy Health Care ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Health Care ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Health Care ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Health Care ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Health Care Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was 0.76%

During the periods shown in the bar chart, the highest return for a calendar quarter was 10.17% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -13.74% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Health Care Index Fund ETF) Vanguard Health Care Index Fund	One Year	Five Years	Since Inception
Vanguard Health Care Index Fund - ETF Shares	5.75%	2.56%	2.96%
Vanguard Health Care Index Fund - ETF Shares Return After Taxes on Distributions	5.48%	2.30%	2.75%
Vanguard Health Care Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	4.10%	2.17%	2.53%
Vanguard Health Care Index Fund - ETF Shares Based on Market Value	5.80%	2.56%	2.97%
Vanguard Health Care Index Fund - ETF Shares MSCI US IMI Health Care	5.97%	2.76%	3.18%
Vanguard Health Care Index Fund - ETF Shares MSCI US IMI Health Care 25 50	none	none
Vanguard Health Care Index Fund - ETF Shares Spliced US IMI Health Care 25 50	5.97%	2.76%	3.17%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Health Care Index Fund | Retail
Risk/Return
Investment Objective
Vanguard Health Care Index Fund seeks to track the performance of a benchmark index that measures the investment return of health care stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Health Care Index Fund Retail) Vanguard Health Care Index Fund (USD $)	Vanguard Health Care Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Health Care Index Fund Retail) Vanguard Health Care Index Fund	Vanguard Health Care Index Fund - Admiral Shares
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Health Care Index Fund Retail) Vanguard Health Care Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Health Care Index Fund - Admiral Shares	19	61	107	243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Health Care 25/50, an index made up of stocks of large, medium-size, and small U.S. companies within the health care sector, as classified under the Global Industry Classification Standard (GICS). The GICS health care sector is made up of two main industry groups. The first group includes companies that manufacture health care equipment and supplies or provide health care-related services (such as distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations). The second group includes companies primarily involved in the research, development, production, and marketing of pharmaceuticals and biotechnology products.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the health care sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the health care sector could be affected by, among other things, patent protection, government regulation, research and development costs, litigation, and competitive forces.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Health Care Index Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was 0.75%

During the periods shown in the bar chart, the highest return for a calendar quarter was 10.18% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -13.73% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Health Care Index Fund Retail) Vanguard Health Care Index Fund	One Year	Five Years	Since Inception
Vanguard Health Care Index Fund - Admiral Shares	5.75%	2.53%	2.93%
Vanguard Health Care Index Fund - Admiral Shares Return After Taxes on Distributions	5.49%	2.28%	2.72%
Vanguard Health Care Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	4.10%	2.15%	2.50%
Vanguard Health Care Index Fund - Admiral Shares MSCI US IMI Health Care	5.97%	2.76%	3.17%
Vanguard Health Care Index Fund - Admiral Shares MSCI US IMI Health Care 25 50	none	none
Vanguard Health Care Index Fund - Admiral Shares Spliced US IMI Health Care 25 50	5.97%	2.76%	3.17%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Industrials Index Fund | ETF
Risk/Return
Investment Objective
Vanguard Industrials Index Fund seeks to track the performance of a benchmark index that measures the investment return of industrial stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Industrials Index Fund ETF) Vanguard Industrials Index Fund	Vanguard Industrials Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Industrials Index Fund ETF) Vanguard Industrials Index Fund	Vanguard Industrials Index Fund - ETF Shares
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in Industrials ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Industrials ETF. This example assumes that Industrials ETF Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Industrials Index Fund ETF) Vanguard Industrials Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Industrials Index Fund - ETF Shares	19	61	107	243

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Industrials 25/50, an index made up of stocks of large, medium-size, and small U.S. companies within the industrial sector, as classified under the Global Industry Classification Standard (GICS). The GICS industrial sector is made up of companies whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods (including aerospace and defense; construction, engineering, and building products; electrical equipment; and industrial machinery); the provision of commercial services and supplies (including printing, employment, environmental, and office services); or the provision of transportation services (including airlines, couriers, marine, road, and rail services, and transportation infrastructure).

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the industrials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Industrials ETF Shares are listed for trading on NYSE Arca and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of an Industrials ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV vary significantly. Thus, you may pay more or less than NAV when you buy Industrials ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Industrials ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Industrials ETF Shares on NYSE Arca may be halted if there is an activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Industrials ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Industrials Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -16.48%

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.47% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -24.22% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Industrials Index Fund ETF) Vanguard Industrials Index Fund	One Year	Five Years	Since Inception
Vanguard Industrials Index Fund - ETF Shares	27.09%	4.05%	6.15%
Vanguard Industrials Index Fund - ETF Shares Return After Taxes on Distributions	26.84%	3.81%	5.92%
Vanguard Industrials Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	17.94%	3.45%	5.31%
Vanguard Industrials Index Fund - ETF Shares Based on Market Value	27.22%	4.07%	6.17%
Vanguard Industrials Index Fund - ETF Shares MSCI US IMI Industrials	27.40%	4.07%	6.15%
Vanguard Industrials Index Fund - ETF Shares MSCI US IMI Industrials 25 50	none	none
Vanguard Industrials Index Fund - ETF Shares Spliced US IMI Industrials 25 50	27.40%	4.07%	6.04%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Industrials Index Fund | Retail
Risk/Return
Investment Objective
Vanguard Industrials Index Fund seeks to track the performance of a benchmark index that measures the investment return of industrial stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Industrials Index Fund Retail) Vanguard Industrials Index Fund (USD $)	Vanguard Industrials Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Industrials Index Fund Retail) Vanguard Industrials Index Fund	Vanguard Industrials Index Fund - Admiral Shares
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Industrials Index Fund Retail) Vanguard Industrials Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Industrials Index Fund - Admiral Shares	19	61	107	243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Industrials 25/50, an index made up of stocks of large, medium-size, and small U.S. companies within the industrial sector, as classified under the Global Industry Classification Standard (GICS). The GICS industrial sector is made up of companies whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods (including aerospace and defense; construction, engineering, and building products; electrical equipment; and industrial machinery); the provision of commercial services and supplies (including printing, employment, environmental, and office services); or the provision of transportation services (including airlines, couriers, marine, road, and rail services, and transportation infrastructure).

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the industrials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Industrials Index Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -16.51%

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.45% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -24.24% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Industrials Index Fund Retail) Vanguard Industrials Index Fund	One Year	Since Inception
Vanguard Industrials Index Fund - Admiral Shares	27.12%	1.11%
Vanguard Industrials Index Fund - Admiral Shares Return After Taxes on Distributions	26.87%	0.86%
Vanguard Industrials Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	17.96%	0.91%
Vanguard Industrials Index Fund - Admiral Shares MSCI US IMI Industrials	27.40%	1.45%
Vanguard Industrials Index Fund - Admiral Shares MSCI US IMI Industrials 25 50	none
Vanguard Industrials Index Fund - Admiral Shares Spliced US IMI Industrials 25 50	27.40%	1.27%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Information Technology Index Fund | ETF
Risk/Return
Investment Objective
Vanguard Information Technology Index Fund seeks to track the performance of a benchmark index that measures the investment return of information technology stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Information Technology Index Fund ETF) Vanguard Information Technology Index Fund	Vanguard Information Technology Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Information Technology Index Fund ETF) Vanguard Information Technology Index Fund	Vanguard Information Technology Index Fund - ETF Shares
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in Information Technology ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Information Technology ETF. This example assumes that Information Technology ETF Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Information Technology Index Fund ETF) Vanguard Information Technology Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Information Technology Index Fund - ETF Shares	19	61	107	243

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Information Technology 25/50, an index made up of stocks of large, medium-size, and small U.S. companies within the information technology sector, as classified under the Global Industry Classification Standard (GICS). The GICS information technology sector is made up of companies in the following three general areas: technology software and services, including companies that primarily develop software in various fields (such as the Internet, applications, systems, databases, management, and/or home entertainment) and companies that provide information technology consulting and services, data processing, and outsourced services; technology hardware and equipment, including manufacturers and distributors of communications equipment, computers and peripherals, electronic equipment, and related instruments; and semiconductors and semiconductor equipment manufacturers.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the information technology sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Information Technology ETF Shares are listed for trading on NYSE Arca and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of an Information Technology ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV vary significantly. Thus, you may pay more or less than NAV when you buy Information Technology ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Information Technology ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Information Technology ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Information Technology ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Information Technology Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -7.74%

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.61% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -25.87% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Information Technology Index Fund ETF) Vanguard Information Technology Index Fund	One Year	Five Years	Since Inception
Vanguard Information Technology Index Fund - ETF Shares	12.74%	5.49%	3.37%
Vanguard Information Technology Index Fund - ETF Shares Return After Taxes on Distributions	12.64%	5.41%	3.28%
Vanguard Information Technology Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	8.41%	4.72%	2.89%
Vanguard Information Technology Index Fund - ETF Shares Based on Market Value	12.67%	5.50%	3.38%
Vanguard Information Technology Index Fund - ETF Shares MSCI US IMI Information Technology	12.79%	5.65%	3.51%
Vanguard Information Technology Index Fund - ETF Shares MSCI US IMI Information Technology 25 50	none	none
Vanguard Information Technology Index Fund - ETF Shares Spliced US IMI Information Technology 25 50	12.99%	5.69%	3.57%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Information Technology Index Fund | Retail
Risk/Return
Investment Objective
Vanguard Information Technology Index Fund seeks to track the performance of a benchmark index that measures the investment return of information technology stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Information Technology Index Fund Retail) Vanguard Information Technology Index Fund (USD $)	Vanguard Information Technology Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Information Technology Index Fund Retail) Vanguard Information Technology Index Fund	Vanguard Information Technology Index Fund - Admiral Shares
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Information Technology Index Fund Retail) Vanguard Information Technology Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Information Technology Index Fund - Admiral Shares	19	61	107	243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Information Technology 25/50, an index made up of stocks of large, medium-size, and small U.S. companies within the information technology sector, as classified under the Global Industry Classification Standard (GICS). The GICS information technology sector is made up of companies in the following three general areas: technology software and services, including companies that primarily develop software in various fields (such as the Internet, applications, systems, databases, management, and/or home entertainment) and companies that provide information technology consulting and services, data processing, and outsourced services; technology hardware and equipment, including manufacturers and distributors of communications equipment, computers and peripherals, electronic equipment, and related instruments; and semiconductors and semiconductor equipment manufacturers.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the information technology sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Information Technology Index Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -7.75%

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.60% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -25.87% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Information Technology Index Fund Retail) Vanguard Information Technology Index Fund	One Year	Five Years	Since Inception
Vanguard Information Technology Index Fund - Admiral Shares	12.72%	5.46%	5.09%
Vanguard Information Technology Index Fund - Admiral Shares Return After Taxes on Distributions	12.62%	5.38%	5.00%
Vanguard Information Technology Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	8.40%	4.69%	4.39%
Vanguard Information Technology Index Fund - Admiral Shares MSCI US IMI Information Technology	12.79%	5.65%	5.26%
Vanguard Information Technology Index Fund - Admiral Shares MSCI US IMI Information Technology 25 50	none	none
Vanguard Information Technology Index Fund - Admiral Shares Spliced US IMI Information Technology 25 50	12.99%	5.69%	5.31%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard International Growth Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard International Growth Fund Participant) Vanguard International Growth Fund	Vanguard International Growth Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard International Growth Fund Participant) Vanguard International Growth Fund	Vanguard International Growth Fund - Investor Shares
Management Expenses	0.43%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.47%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard International Growth Fund Participant) Vanguard International Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard International Growth Fund - Investor Shares	48	151	263	591

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43%.

Primary Investment Strategies

The Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets across developed and emerging markets in Europe, the Far East, and Latin America. In selecting stocks, the Fund's advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Investment style risk, which is the chance that returns from non-U.S. growth stocks and, to the extent that the Fund is invested in them, small- and mid-cap stocks, will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Returns for the indexes shown are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard International Growth Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -18.56%

During the periods shown in the bar chart, the highest return for a calendar quarter was 27.03% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.22% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard International Growth Fund Participant) Vanguard International Growth Fund	One Year	Five Years	Ten Years
Vanguard International Growth Fund - Investor Shares	15.66%	5.67%	4.91%
Vanguard International Growth Fund - Investor Shares MSCI ACWI ex USA Index	11.60%	5.29%	5.97%
Vanguard International Growth Fund - Investor Shares MSCI EAFE Index	7.75%	2.46%	3.50%
Vanguard International Growth Fund - Investor Shares Spliced International Index	8.13%	2.53%	3.54%

Vanguard International Growth Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard International Growth Fund Participant:) Vanguard International Growth Fund	Vanguard International Growth Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard International Growth Fund Participant:) Vanguard International Growth Fund	Vanguard International Growth Fund - Admiral Shares
Management Expenses	0.30%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.34%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard International Growth Fund Participant:) Vanguard International Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard International Growth Fund - Admiral Shares	35	109	191	431

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43%.

Primary Investment Strategies

The Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets across developed and emerging markets in Europe, the Far East, and Latin America. In selecting stocks, the Fund's advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Investment style risk, which is the chance that returns from non-U.S. growth stocks and, to the extent that the Fund is invested in them, small- and mid-cap stocks, will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Returns for the indexes shown are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard International Growth Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -18.47%

During the periods shown in the bar chart, the highest return for a calendar quarter was 27.11% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.16% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard International Growth Fund Participant:) Vanguard International Growth Fund	One Year	Five Years	Since Inception
Vanguard International Growth Fund - Admiral Shares	15.81%	5.86%	7.50%
Vanguard International Growth Fund - Admiral Shares MSCI ACWI ex USA Index	11.60%	5.29%	8.32%
Vanguard International Growth Fund - Admiral Shares MSCI EAFE Index	7.75%	2.46%	5.82%
Vanguard International Growth Fund - Admiral Shares Spliced International Index	8.13%	2.53%	5.86%

Vanguard International Growth Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard International Growth Fund Retail) Vanguard International Growth Fund (USD $)	Vanguard International Growth Fund - Investor Shares	Vanguard International Growth Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	2.00%	2.00%
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard International Growth Fund Retail) Vanguard International Growth Fund	Vanguard International Growth Fund - Investor Shares	Vanguard International Growth Fund - Admiral Shares
Management Expenses	0.43%	0.30%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.47%	0.34%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard International Growth Fund Retail) Vanguard International Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard International Growth Fund - Investor Shares	48	151	263	591
Vanguard International Growth Fund - Admiral Shares	35	109	191	431

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43%.

Primary Investment Strategies

The Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets across developed and emerging markets in Europe, the Far East, and Latin America. In selecting stocks, the Fund's advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Investment style risk, which is the chance that returns from non-U.S. growth stocks and, to the extent that the Fund is invested in them, small- and mid-cap stocks, will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Returns for the indexes shown are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard International Growth Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -18.56%

During the periods shown in the bar chart, the highest return for a calendar quarter was 27.03% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.22% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard International Growth Fund Retail) Vanguard International Growth Fund	One Year	Five Years	Ten Years	Since Inception
Vanguard International Growth Fund - Investor Shares	15.66%	5.67%	4.91%
Vanguard International Growth Fund - Investor Shares Return After Taxes on Distributions	15.37%	4.38%	4.04%
Vanguard International Growth Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	10.52%	4.57%	4.00%
Vanguard International Growth Fund - Investor Shares MSCI ACWI ex USA Index	11.60%	5.29%	5.97%
Vanguard International Growth Fund - Investor Shares MSCI EAFE Index	7.75%	2.46%	3.50%
Vanguard International Growth Fund - Investor Shares Spliced International Index	8.13%	2.53%	3.54%
Vanguard International Growth Fund - Admiral Shares	15.81%	5.86%		7.50%
Vanguard International Growth Fund - Admiral Shares MSCI ACWI ex USA Index	11.60%	5.29%		8.32%
Vanguard International Growth Fund - Admiral Shares MSCI EAFE Index	7.75%	2.46%		5.82%
Vanguard International Growth Fund - Admiral Shares Spliced International Index	8.13%	2.53%		5.86%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Materials Index Fund | ETF
Risk/Return
Investment Objective
Vanguard Materials Index Fund seeks to track the performance of a benchmark index that measures the investment return of materials stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Materials Index Fund ETF) Vanguard Materials Index Fund	Vanguard Materials Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Materials Index Fund ETF) Vanguard Materials Index Fund	Vanguard Materials Index Fund - ETF Shares
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in Materials ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Materials ETF. This example assumes that Materials ETF Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Materials Index Fund ETF) Vanguard Materials Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Materials Index Fund - ETF Shares	19	61	107	243

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Materials 25/50, an index made up of stocks of large, medium-size, and small U.S. companies within the materials sector, as classified under the Global Industry Classification Standard (GICS). The GICS materials sector sector is made up of companies in a wide range of commodity-related manufacturing industries. Included within this sector are companies that manufacture chemicals, construction materials, glass, paper, forest products, and related packaging products, as well as metals, minerals, and mining companies, including producers of steel.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the materials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Materials ETF Shares are listed for trading on NYSE Arca and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of a Materials ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV vary significantly. Thus, you may pay more or less than NAV when you buy Materials ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Materials ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Materials ETF Shares on NYSE Arca may be halted if there is an activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Materials ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of DETERMINE IN BL. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Materials Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -21.87%

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.46% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -31.30% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Materials Index Fund ETF) Vanguard Materials Index Fund	One Year	Five Years	Since Inception
Vanguard Materials Index Fund - ETF Shares	24.33%	8.77%	9.77%
Vanguard Materials Index Fund - ETF Shares Return After Taxes on Distributions	23.93%	8.44%	9.45%
Vanguard Materials Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	16.34%	7.55%	8.53%
Vanguard Materials Index Fund - ETF Shares Based on Market Value	24.39%	8.79%	9.78%
Vanguard Materials Index Fund - ETF Shares MSCI US IMI Materials	24.59%	8.86%	10.03%
Vanguard Materials Index Fund - ETF Shares MSCI US IMI Materials 25 50	none	none
Vanguard Materials Index Fund - ETF Shares Spliced US IMI Materials 25 50	24.59%	8.86%	9.90%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Materials Index Fund | Retail
Risk/Return
Investment Objective
Vanguard Materials Index Fund seeks to track the performance of a benchmark index that measures the investment return of materials stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Materials Index Fund Retail) Vanguard Materials Index Fund (USD $)	Vanguard Materials Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Materials Index Fund Retail) Vanguard Materials Index Fund	Vanguard Materials Index Fund - Admiral Shares
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Materials Index Fund Retail) Vanguard Materials Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Materials Index Fund - Admiral Shares	19	61	107	243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Materials 25/50, an index made up of stocks of large, medium-size, and small U.S. companies within the materials sector, as classified under the Global Industry Classification Standard (GICS). The GICS materials sector sector is made up of companies in a wide range of commodity-related manufacturing industries. Included within this sector are companies that manufacture chemicals, construction materials, glass, paper, forest products, and related packaging products, as well as metals, minerals, and mining companies, including producers of steel.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the materials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Materials Index Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -21.88%

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.44% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -31.31% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Materials Index Fund Retail) Vanguard Materials Index Fund	One Year	Five Years	Since Inception
Vanguard Materials Index Fund - Admiral Shares	24.37%	8.74%	9.22%
Vanguard Materials Index Fund - Admiral Shares Return After Taxes on Distributions	23.96%	8.42%	8.90%
Vanguard Materials Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	16.37%	7.54%	8.03%
Vanguard Materials Index Fund - Admiral Shares MSCI US IMI Materials	24.59%	8.86%	9.49%
Vanguard Materials Index Fund - Admiral Shares MSCI US IMI Materials 25 50	none	none
Vanguard Materials Index Fund - Admiral Shares Spliced US IMI Materials 25 50	24.59%	8.86%	9.37%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mega Cap 300 Growth Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization growth stocks in the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mega Cap 300 Growth Index Fund ETF) Vanguard Mega Cap 300 Growth Index Fund	Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mega Cap 300 Growth Index Fund ETF) Vanguard Mega Cap 300 Growth Index Fund	Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%

Example
Expense Example, No Redemption (Vanguard Mega Cap 300 Growth Index Fund ETF) Vanguard Mega Cap 300 Growth Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mega Cap 300 Growth Index Fund - ETF Shares	12	39	68	154

The following example is intended to help you compare the cost of investing in MegaCap 300 Growth ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in MegaCap 300 Growth ETF. This example assumes that MegaCap 300 Growth ETF Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Large Cap Growth Index, which represents the growth companies of the MSCI US Large Cap 300 Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization growth stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Mega Cap 300 Growth ETF Shares are listed for trading on NYSE Arca and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of a Mega Cap 300 Growth ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Mega Cap 300 Growth ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Mega Cap 300 Growth ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Mega Cap 300 Growth ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers'(which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Mega Cap 300 Growth ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mega Cap 300 Growth Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -7.23%

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.24% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.23% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Mega Cap 300 Growth Index Fund ETF) Vanguard Mega Cap 300 Growth Index Fund	One Year	Since Inception
Vanguard Mega Cap 300 Growth Index Fund - ETF Shares	14.67%	0.11%
Vanguard Mega Cap 300 Growth Index Fund - ETF Shares Return After Taxes on Distributions	14.44%	(0.09%)
Vanguard Mega Cap 300 Growth Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	9.80%	0.06%
Vanguard Mega Cap 300 Growth Index Fund - ETF Shares Based on Market Value	14.68%	0.12%
Vanguard Mega Cap 300 Growth Index Fund - ETF Shares MSCI US Large Cap Growth Index	14.76%	0.19%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mega Cap 300 Growth Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization growth stocks in the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mega Cap 300 Growth Index Fund Institutional) Vanguard Mega Cap 300 Growth Index Fund	Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mega Cap 300 Growth Index Fund Institutional) Vanguard Mega Cap 300 Growth Index Fund	Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Mega Cap 300 Growth Index Fund Institutional) Vanguard Mega Cap 300 Growth Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Large Cap Growth Index, which represents the growth companies of the MSCI US Large Cap 300 Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization growth stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mega Cap 300 Growth Index Fund Institutional Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -7.21%

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.27% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -12.60% (quarter ended June 30, 2010 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Mega Cap 300 Growth Index Fund Institutional) Vanguard Mega Cap 300 Growth Index Fund	One Year	Since Inception
Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares	14.69%	2.03%
Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares Return After Taxes on Distributions	14.46%	1.81%
Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	9.82%	1.68%
Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares MSCI US Large Cap Growth Index	14.76%	2.08%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mega Cap 300 Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks in the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mega Cap 300 Index Fund ETF) Vanguard Mega Cap 300 Index Fund	Vanguard Mega Cap 300 Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mega Cap 300 Index Fund ETF) Vanguard Mega Cap 300 Index Fund	Vanguard Mega Cap 300 Index Fund - ETF Shares
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.12%

Example

The following example is intended to help you compare the cost of investing in MegaCap 300 ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in MegaCap 300 ETF. This example assumes that MegaCap 300 ETF Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Mega Cap 300 Index Fund ETF) Vanguard Mega Cap 300 Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mega Cap 300 Index Fund - ETF Shares	12	39	68	154

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Large Cap 300 Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Mega Cap 300 ETF Shares are listed for trading on NYSE Arca and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of a Mega Cap 300 ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Mega Cap 300 ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Mega Cap 300 ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Mega Cap 300 ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers'(which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Mega Cap 300 ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mega Cap 300 Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -8.35%

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.54% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.46% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Mega Cap 300 Index Fund ETF) Vanguard Mega Cap 300 Index Fund	One Year	Since Inception
Vanguard Mega Cap 300 Index Fund - ETF Shares	13.81%	(2.47%)
Vanguard Mega Cap 300 Index Fund - ETF Shares Return After Taxes on Distributions	13.46%	(2.77%)
Vanguard Mega Cap 300 Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	9.37%	(2.13%)
Vanguard Mega Cap 300 Index Fund - ETF Shares Based on Market Value	13.83%	(2.47%)
Vanguard Mega Cap 300 Index Fund - ETF Shares MSCI US Large Cap 300 Index	13.93%	(2.41%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mega Cap 300 Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks in the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mega Cap 300 Index Fund Institutional) Vanguard Mega Cap 300 Index Fund	Vanguard Mega Cap 300 Index Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mega Cap 300 Index Fund Institutional) Vanguard Mega Cap 300 Index Fund	Vanguard Mega Cap 300 Index Fund - Institutional Shares
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Mega Cap 300 Index Fund Institutional) Vanguard Mega Cap 300 Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mega Cap 300 Index Fund - Institutional Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Large Cap 300 Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mega Cap 300 Index Fund Institutional Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -8.36%

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.55% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -11.84% (quarter ended June 30, 2010 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Mega Cap 300 Index Fund Institutional) Vanguard Mega Cap 300 Index Fund	One Year	Since Inception
Vanguard Mega Cap 300 Index Fund - Institutional Shares	13.84%	(0.41%)
Vanguard Mega Cap 300 Index Fund - Institutional Shares Return After Taxes on Distributions	13.50%	(0.73%)
Vanguard Mega Cap 300 Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	9.40%	(0.39%)
Vanguard Mega Cap 300 Index Fund - Institutional Shares MSCI US Large Cap 300 Index	13.93%	(0.38%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mega Cap 300 Value Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization value stocks in the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mega Cap 300 Value Index Fund ETF) Vanguard Mega Cap 300 Value Index Fund	Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mega Cap 300 Value Index Fund ETF) Vanguard Mega Cap 300 Value Index Fund	Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%

Example

The following example is intended to help you compare the cost of investing in MegaCap 300 Value ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in MegaCap 300 Value ETF. This example assumes that MegaCap 300 Value ETF Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Mega Cap 300 Value Index Fund ETF) Vanguard Mega Cap 300 Value Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mega Cap 300 Value Index Fund - ETF Shares	12	39	68	154

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Large Cap Value Index, which represents the value companies of the MSCI US Large Cap 300 Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization value stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from the overall stock market. Large-cap value stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Mega Cap 300 Value ETF Shares are listed for trading on NYSE Arca and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of a Mega Cap 300 Value ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Mega Cap 300 Value ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Mega Cap 300 Value ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Mega Cap 300 Value ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers'(which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Mega Cap 300 Value ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mega Cap 300 Value Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -9.56%

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.12% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.64% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Mega Cap 300 Value Index Fund ETF) Vanguard Mega Cap 300 Value Index Fund	One Year	Since Inception
Vanguard Mega Cap 300 Value Index Fund - ETF Shares	12.98%	(5.03%)
Vanguard Mega Cap 300 Value Index Fund - ETF Shares Return After Taxes on Distributions	12.55%	(5.44%)
Vanguard Mega Cap 300 Value Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	8.94%	(4.29%)
Vanguard Mega Cap 300 Value Index Fund - ETF Shares Based on Market Value	13.00%	(5.02%)
Vanguard Mega Cap 300 Value Index Fund - ETF Shares MSCI US Large Cap Value Index	13.04%	(5.05%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mega Cap 300 Value Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization value stocks in the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mega Cap 300 Value Index Fund Institutional) Vanguard Mega Cap 300 Value Index Fund	Vanguard Mega Cap 300 Value Index Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mega Cap 300 Value Index Fund Institutional) Vanguard Mega Cap 300 Value Index Fund	Vanguard Mega Cap 300 Value Index Fund - Institutional Shares
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Mega Cap 300 Value Index Fund Institutional) Vanguard Mega Cap 300 Value Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mega Cap 300 Value Index Fund - Institutional Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Large Cap Value Index, which represents the value companies of the MSCI US Large Cap 300 Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization value stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from the overall stock market. Large-cap value stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mega Cap 300 Value Index Fund Institutional Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -9.54%

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.08% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -16.97% (quarter ended March 31, 2009 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Mega Cap 300 Value Index Fund Institutional) Vanguard Mega Cap 300 Value Index Fund	One Year	Since Inception
Vanguard Mega Cap 300 Value Index Fund - Institutional Shares	13.00%	(2.52%)
Vanguard Mega Cap 300 Value Index Fund - Institutional Shares Return After Taxes on Distributions	12.57%	(2.97%)
Vanguard Mega Cap 300 Value Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	8.96%	(2.19%)
Vanguard Mega Cap 300 Value Index Fund - Institutional Shares MSCI US Large Cap Value Index	13.04%	(2.58%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Telecommunication Services Index Fund | ETF
Risk/Return
Investment Objective
Vanguard Telecommunication Services Index Fund seeks to track the performance of a benchmark index that measures the investment return of telecommunication services stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Telecommunication Services Index Fund ETF) Vanguard Telecommunication Services Index Fund	Vanguard Telecommunication Services Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Telecommunication Services Index Fund ETF) Vanguard Telecommunication Services Index Fund	Vanguard Telecommunication Services Index Fund - ETF Shares
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in Telecommunication Services ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Telecommunication Services ETF. This example assumes that Telecommunication Services ETF Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table . The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Telecommunication Services Index Fund ETF) Vanguard Telecommunication Services Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Telecommunication Services Index Fund - ETF Shares	19	61	107	243

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Telecommunication Services 25/50, an index made up of stocks of large, medium-size, and small U.S. companies within the telecommunication services sector, as classified under the Global Industry Classification Standard (GICS). The GICS telecommunication services sector is made up of companies that provide communication services primarily through fixed-line, cellular, wireless, high-bandwidth, and/or fiber-optic cable networks.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the telecommunication services sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the telecommunication services sector could be affected by, among other things, overall economic conditions, competition, and government regulation.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Telecommunication Services ETF Shares are listed for trading on NYSE Arca and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of a Telecommunication Services ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV vary significantly. Thus, you may pay more or less than NAV when you buy Telecommunication Services ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Telecommunication Services ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Telecommunication Services ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Telecommunication Services ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Telecommunication Services Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -7.68%

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.16% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -17.85% (quarter ended March 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Telecommunication Services Index Fund ETF) Vanguard Telecommunication Services Index Fund	One Year	Five Years	Since Inception
Vanguard Telecommunication Services Index Fund - ETF Shares	19.65%	6.46%	7.33%
Vanguard Telecommunication Services Index Fund - ETF Shares Return After Taxes on Distributions	19.14%	6.06%	6.92%
Vanguard Telecommunication Services Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	13.45%	5.54%	6.33%
Vanguard Telecommunication Services Index Fund - ETF Shares Based on Market Value	19.66%	6.47%	7.33%
Vanguard Telecommunication Services Index Fund - ETF Shares MSCI US IMI Telecommunication Services	17.65%	6.06%	5.92%
Vanguard Telecommunication Services Index Fund - ETF Shares MSCI US IMI Telecommunication Services 25 50	none	none
Vanguard Telecommunication Services Index Fund - ETF Shares Spliced US IMI Telecommunication Services 25 50	17.65%	6.06%	5.82%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Telecommunication Services Index Fund | Retail
Risk/Return
Investment Objective
Vanguard Telecommunication Services Index Fund seeks to track the performance of a benchmark index that measures the investment return of telecommunication services stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Telecommunication Services Index Fund Retail) Vanguard Telecommunication Services Index Fund (USD $)	Vanguard Telecommunication Services Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Telecommunication Services Index Fund Retail) Vanguard Telecommunication Services Index Fund	Vanguard Telecommunication Services Index Fund - Admiral Shares
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Telecommunication Services Index Fund Retail) Vanguard Telecommunication Services Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Telecommunication Services Index Fund - Admiral Shares	19	61	107	243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Telecommunication Services 25/50, an index made up of stocks of large, medium-size, and small U.S. companies within the telecommunication services sector, as classified under the Global Industry Classification Standard (GICS). The GICS telecommunication services sector is made up of companies that provide communication services primarily through fixed-line, cellular, wireless, high-bandwidth, and/or fiber-optic cable networks.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the telecommunication services sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the telecommunication services sector could be affected by, among other things, overall economic conditions, competition, and government regulation.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Telecommunication Services Index Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -7.68%

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.20% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -17.88% (quarter ended March 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Telecommunication Services Index Fund Retail) Vanguard Telecommunication Services Index Fund	One Year	Five Years	Since Inception
Vanguard Telecommunication Services Index Fund - Admiral Shares	19.67%	6.43%	6.67%
Vanguard Telecommunication Services Index Fund - Admiral Shares Return After Taxes on Distributions	19.16%	6.04%	6.26%
Vanguard Telecommunication Services Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	13.46%	5.52%	5.74%
Vanguard Telecommunication Services Index Fund - Admiral Shares MSCI US IMI Telecommunication Services	17.72%	6.08%	6.02%
Vanguard Telecommunication Services Index Fund - Admiral Shares MSCI US IMI Telecommunication Services 25 50	none	none
Vanguard Telecommunication Services Index Fund - Admiral Shares Spliced US IMI Telecommunication Services 25 50	17.65%	6.06%	5.65%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard U.S. Growth Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard U.S. Growth Fund Participant) Vanguard U.S. Growth Fund	Vanguard U.S. Growth Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard U.S. Growth Fund Participant) Vanguard U.S. Growth Fund	Vanguard U.S. Growth Fund - Investor Shares
Management Expenses	0.42%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.44%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard U.S. Growth Fund Participant) Vanguard U.S. Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard U.S. Growth Fund - Investor Shares	45	141	246	555

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89%.

Primary Investment Strategies

The Fund invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. At least 80% of the Fund's assets will be invested in stocks of U.S. companies. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard U.S. Growth Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -9.42%

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.76% (quarter ended December 31, 2001 ), and the lowest return for a quarter was -31.03% (quarter ended March 31, 2001 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard U.S. Growth Fund Participant) Vanguard U.S. Growth Fund	One Year	Five Years	Ten Years
Vanguard U.S. Growth Fund - Investor Shares	11.53%	0.96%	(3.64%)
Vanguard U.S. Growth Fund - Investor Shares Russell 1000 Growth Index	16.71%	3.75%	0.02%
Vanguard U.S. Growth Fund - Investor Shares Standard & Poor's 500 Index	15.06%	2.29%	1.41%

Vanguard U.S. Growth Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard U.S. Growth Fund Participant:) Vanguard U.S. Growth Fund	Vanguard U.S. Growth Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard U.S. Growth Fund Participant:) Vanguard U.S. Growth Fund	Vanguard U.S. Growth Fund - Admiral Shares
Management Expenses	0.28%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.30%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard U.S. Growth Fund Participant:) Vanguard U.S. Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard U.S. Growth Fund - Admiral Shares	31	97	169	381

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89%.

Primary Investment Strategies

The Fund invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. At least 80% of the Fund's assets will be invested in stocks of U.S. companies. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard U.S. Growth Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -9.38%

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.46% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -21.62% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard U.S. Growth Fund Participant:) Vanguard U.S. Growth Fund	One Year	Five Years	Since Inception
Vanguard U.S. Growth Fund - Admiral Shares	11.74%	1.17%	0.07%
Vanguard U.S. Growth Fund - Admiral Shares Russell 1000 Growth Index	16.71%	3.75%	2.18%
Vanguard U.S. Growth Fund - Admiral Shares Standard & Poor's 500 Index	15.06%	2.29%	2.54%

Vanguard U.S. Growth Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard U.S. Growth Fund Retail) Vanguard U.S. Growth Fund (USD $)	Vanguard U.S. Growth Fund - Investor Shares	Vanguard U.S. Growth Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard U.S. Growth Fund Retail) Vanguard U.S. Growth Fund	Vanguard U.S. Growth Fund - Investor Shares	Vanguard U.S. Growth Fund - Admiral Shares
Management Expenses	0.42%	0.28%
12b-1 Distribution Fee	none	none
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.44%	0.30%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard U.S. Growth Fund Retail) Vanguard U.S. Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard U.S. Growth Fund - Investor Shares	45	141	246	555
Vanguard U.S. Growth Fund - Admiral Shares	31	97	169	381

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89%.

Primary Investment Strategies

The Fund invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. At least 80% of the Fund's assets will be invested in stocks of U.S. companies. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard U.S. Growth Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was -9.42%

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.76% (quarter ended December 31, 2001 ), and the lowest return for a quarter was -31.03% (quarter ended March 31, 2001 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard U.S. Growth Fund Retail) Vanguard U.S. Growth Fund	One Year	Five Years	Ten Years	Since Inception
Vanguard U.S. Growth Fund - Investor Shares	11.53%	0.96%	(3.64%)
Vanguard U.S. Growth Fund - Investor Shares Return After Taxes on Distributions	11.44%	0.87%	(3.72%)
Vanguard U.S. Growth Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	7.63%	0.81%	(3.03%)
Vanguard U.S. Growth Fund - Investor Shares Russell 1000 Growth Index	16.71%	3.75%	0.02%
Vanguard U.S. Growth Fund - Investor Shares Standard & Poor's 500 Index	15.06%	2.29%	1.41%
Vanguard U.S. Growth Fund - Admiral Shares	11.74%	1.17%		0.07%
Vanguard U.S. Growth Fund - Admiral Shares Russell 1000 Growth Index	16.71%	3.75%		2.18%
Vanguard U.S. Growth Fund - Admiral Shares Standard & Poor's 500 Index	15.06%	2.29%		2.54%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Utilities Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of utilities stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Utilities Index Fund ETF) Vanguard Utilities Index Fund	Vanguard Utilities Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Utilities Index Fund ETF) Vanguard Utilities Index Fund	Vanguard Utilities Index Fund - ETF Shares
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in Utilities ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Utilities ETF. This example assumes that Utilities ETF Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Utilities Index Fund ETF) Vanguard Utilities Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Utilities Index Fund - ETF Shares	19	61	107	243

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Utilities 25/50, an index made up of stocks of large, medium-size, and small U.S. companies within the utilities sector, as classified under the Global Industry Classification Standard (GICS). The GICS utilities sector is made up of electric, gas, and water utility companies, as well as companies that operate as independent producers and/or distributors of power. The sector includes both nuclear and nonnuclear facilities.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the utilities sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the utilities sector could be affected by government regulation, overall economic conditions, and fuel prices.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Utilities ETF Shares are listed for trading on NYSE Arca and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of a Utilities ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV vary significantly. Thus, you may pay more or less than NAV when you buy Utilities ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Utilities ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Utilities ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Utilities ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Utilities Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was 9.46%

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.86% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -17.44% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Utilities Index Fund ETF) Vanguard Utilities Index Fund	One Year	Five Years	Since Inception
Vanguard Utilities Index Fund - ETF Shares	6.95%	4.08%	7.90%
Vanguard Utilities Index Fund - ETF Shares Return After Taxes on Distributions	6.32%	3.55%	7.38%
Vanguard Utilities Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	5.28%	3.47%	6.87%
Vanguard Utilities Index Fund - ETF Shares Based on Market Value	7.02%	4.09%	7.91%
Vanguard Utilities Index Fund - ETF Shares MSCI US IMI Utilities	7.20%	4.28%	8.11%
Vanguard Utilities Index Fund - ETF Shares MSCI US IMI Utilities 25 50	none	none
Vanguard Utilities Index Fund - ETF Shares Spliced US IMI Utilities 25 50	7.20%	4.28%	8.13%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Utilities Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of utilities stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Utilities Index Fund Retail) Vanguard Utilities Index Fund (USD $)	Vanguard Utilities Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Utilities Index Fund Retail) Vanguard Utilities Index Fund	Vanguard Utilities Index Fund - Admiral Shares
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Utilities Index Fund Retail) Vanguard Utilities Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Utilities Index Fund - Admiral Shares	19	61	107	243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Utilities 25/50, an index made up of stocks of large, medium-size, and small U.S. companies within the utilities sector, as classified under the Global Industry Classification Standard (GICS). The GICS utilities sector is made up of electric, gas, and water utility companies, as well as companies that operate as independent producers and/or distributors of power. The sector includes both nuclear and nonnuclear facilities.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the utilities sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the utilities sector could be affected by government regulation, overall economic conditions, and fuel prices.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Utilities Index Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011 was 9.46%

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.90% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -17.44% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Utilities Index Fund Retail) Vanguard Utilities Index Fund	One Year	Five Years	Since Inception
Vanguard Utilities Index Fund - Admiral Shares	6.95%	4.05%	8.13%
Vanguard Utilities Index Fund - Admiral Shares Return After Taxes on Distributions	6.32%	3.52%	7.58%
Vanguard Utilities Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	5.29%	3.45%	7.06%
Vanguard Utilities Index Fund - Admiral Shares MSCI US IMI Utilities	7.20%	4.28%	8.36%
Vanguard Utilities Index Fund - Admiral Shares MSCI US IMI Utilities 25 50	none	none
Vanguard Utilities Index Fund - Admiral Shares Spliced US IMI Utilities 25 50	7.20%	4.28%	8.38%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.